SHORT-TERM AND LONG-TERM DEBT (Schedule of Debt Principal) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 253,059
2021	523,156
2022	265,106
2023	299,650
2024	282,033
Thereafter	4,173
Total debt principal	$ 1,627,177	$ 1,460,347